Intangible Assets, Net (Details) - Schedule of Movement of Intangible Assets	12 Months Ended
	Sep. 30, 2023 USD ($)
Gross Carrying Amount [Member]
Goodwill [Line Items]
Balance at beginning of the year
Additions	6,918,572	[1]
Disposal
Foreign exchange translation
Balance at end of the year	6,918,572
Accumulated Amortization [Member]
Goodwill [Line Items]
Balance at beginning of the year
Additions	426,983	[1]
Disposal
Foreign exchange translation	(14,203)
Balance at end of the year	$ 412,780

[1]	Additions are all acquired from third-party suppliers in the current year.